Share capital and share-based compensation - Schedule of Stock Option Expirations (Details)	3 Months Ended
	Mar. 31, 2023 shares $ / shares	Dec. 31, 2022 shares	Mar. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	5,318,183	4,368,732	5,825,677	5,328,279
Minimum
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 5.77
Minimum | Legacy Plans
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	0.02
Maximum
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	13.2
Maximum | Legacy Plans
Disclosure of classes of share capital [line items]
Exercise price of outstanding stock options (in shares) | $ / shares	$ 2.15
Tranche One
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	5,318,183
Tranche One | Legacy Plans
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	2,508,675
Weighted average remaining contractual life of outstanding share options	4 years 4 months 13 days
Tranche One | LTIP Plans
Disclosure of classes of share capital [line items]
Number of stock options (in shares) | shares	2,809,508
Weighted average remaining contractual life of outstanding share options	9 years 25 days